OTHER EXPENSE, NET (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of Other Income and Expense [Abstract]
Foreign currency exchange loss, net	$ (2.5)	$ (110.0)	$ (8.3)	$ (165.1)
Other income, net	0.5	1.9	1.2	2.5
Total other expense, net	$ (2.0)	$ (108.1)	$ (7.1)	$ (162.6)